Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
General and administrative expenses	$ 531,773		$ 330,420	$ 1,285,611
General and administrative expenses – related party	30,000		30,000	60,000
Change in fair value of derivative warrant liabilities	1,282,520		(5,458,920)	(6,341,080)
Financing cost – derivative warrant liabilities			(862,785)
Net gain from cash equivalents held in Trust Account	12,628		7,974	21,876
Total operating expenses	(561,773)		(360,420)	(1,345,611)
Other (expense) income:
Net income (loss)	$ 733,375		$ (6,674,151)	$ (7,664,815)
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted (in Shares)	32,113,401		32,831,343	32,525,950
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Dollars per share)	$ 0.00			$ 0.00
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted (in Shares)	14,761,599		11,002,709	14,349,050
Basic and diluted net income (loss) per share, non-redeemable ordinary shares (in Dollars per share)	$ 0.05		$ (0.61)	$ (0.54)
Xos, Inc. [Member]
Operating expenses
General and administrative expenses	$ 6,062,000	$ 1,120,000		$ 9,369,000	$ 1,924,000	$ 7,112,000	$ 3,907,000	$ 1,944,000
Research and development	1,406,000	1,613,000		3,630,000	1,713,000	4,577,000	362,000	1,544,000
Depreciation	291,000	148,000		380,000	148,000	296,000	239,000	121,000
Sales and marketing	106,000	22,000		151,000	77,000	187,000	207,000	204,000
Total Costs and Expenses	7,865,000	2,903,000		13,530,000	3,862,000	12,172,000	4,715,000	3,813,000
Loss from Operations	(7,854,000)	(2,696,000)		(13,398,000)	(3,767,000)	(11,872,000)	(4,374,000)	(3,597,000)
Interest expense	(5,000)	(1,153,000)		(13,000)	(1,319,000)	3,285,000	559,000	351,000
Write-off of subscription receivable				(379,000)
Change in fair value of derivative warrant liabilities	(1,430,000)			4,964,000		1,510,000
Realized loss on debt extinguishment				(14,104,000)
Miscellaneous	131,000	4,000		(78,000)	4,000
Total Other Income (Expenses)	(1,304,000)	(1,149,000)		(9,610,000)	(1,315,000)	4,795,000	559,000	351,000
Other (expense) income:
Net income (loss)	(9,158,000)	(3,845,000)		(23,008,000)	(5,082,000)	(16,667,000)	(4,933,000)	(3,948,000)
Revenues	596,000	397,000		1,389,000	573,000	2,641,000	1,147,000	308,000
Cost of Goods Sold	585,000	190,000		1,257,000	478,000	2,341,000	806,000	92,000
Gross Profit	$ 11,000	$ 207,000		$ 132,000	$ 95,000	$ 300,000	$ 341,000	$ 216,000